FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Summary the maturity profile of financial liabilities and lease liabilities

December 31, 2023 (Audited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	100	—	—	—	100
Financial liabilities in other payables and accruals	—	7,864	—	—	7,864
Due to related companies	—	9,069	—	—	9,069
Due to the Shareholder	—	85,673	—	—	85,673
Lease liabilities	—	366	—	—	366

Total	100	102,972	—	—	103,072

June 30, 2024 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	4,419	—	—	—	4,419
Trade payables	100	—	—	—	100
Financial liabilities in other payables and accruals	—	2,677	—	—	2,677
Due to related companies	—	6,221	—	—	6,221
Due to the Shareholder	—	77,317	—	—	77,317
Lease liabilities	376	—	—	—	376

Total	4,895	86,215	—	—	91,110

June 30, 2024 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Derivative financial liabilities	608	—	—	—	608
Trade payables	14	—	—	—	14
Financial liabilities in other payables and accruals	—	368	—	—	368
Due to related companies	—	856	—	—	856
Due to the Shareholder	—	10,639	—	—	10,639
Lease liabilities	52	—	—	—	52

Total	674	11,863	—	—	12,537